Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties
Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2017	2016	2015
Remuneration of key management personnel:
Euro, in thousands (except for the number of warrants)
Short-term benefits (*)
Executive committee members as a group	€3,694	€3,124	€2,937
Raj Parekh (^)	91	73
Harrold van Barlingen	45	47	40
Howard Rowe	45	50	40
Werner Cautreels	55	56	45
Katrine Bosley	45	45	40
Christine Mummery (#)	41	43	10
Mary Kerr (##)	41	18	—
Post-employment benefits (°)	248	228	215
Total benefits excluding warrants	€4,305	€3,683	€3,327
Number of warrants granted in the year
Executive committee members as a group	475,000	515,000	175,000
Raj Parekh	15,000	30,000	5,400
Harrold van Barlingen	7,500	15,000	2,520
Howard Rowe	7,500	15,000	2,520
Werner Cautreels	7,500	15,000	3,780
Katrine Bosley	7,500	15,000	2,520
Christine Mummery (#)	7,500	15,000	—
Mary Kerr (##)	7,500	—	—
Total number of warrants granted in the year	535,000	620,000	191,740